FINANCIAL INCOME (EXPENSES) , NET (Tables)	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Schedule of financial income (expenses)
	Year ended December 31,
	2021	2020	2019

Financial expenses:
Bank charges and other	$566	$340	$226
Interest on credit facility and amortization of debt issuance fees	405	671	543
Exchange rate expense, net	742	-	-
Total financial expenses	1,713	1,011	769

Financial income:
Exchange rate income, net	-	492	115
Interest income on deposits	875	1,045	2,244
Total financial income	875	1,537	2,359

Financial income (expenses), net	$(838)	$526	$1,590